Share-Based Compensation	12 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Shared-Based Compensation	Note 13. Share-Based Compensation
The Company’s Board of Directors adopted the II-VI Incorporated 2018 Omnibus Incentive Plan (the “Plan”), which was approved by the shareholders at the Annual Meeting in November 2018. The Plan provides for the grant of non-qualified stock options, stock appreciation rights, restricted shares, restricted share units, deferred shares, performance shares and performance share units to employees, officers and directors of the Company. The maximum number of shares of the Company’s common stock authorized for issuance under the Plan is limited to 3,550,000 shares of common stock, not including any remaining shares forfeited under the predecessor plans that may be rolled into the Plan. The Plan has vesting provisions predicated upon the death, retirement or disability of the grantee. As of June 30, 2019, there were approximately 3.6 million shares available to be issued under the Plan, including forfeited shares from predecessor plans.
The Company records share-based compensation expense for these awards, which requires the recognition of the grant-date fair value of share-based compensation in net earnings. The Company recognizes the share-based compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period. The Company accounts for cash-based stock appreciation rights, cash-based restricted share unit awards and cash-based performance share unit awards as liability awards, in accordance with applicable accounting standards.
Share-based compensation expense for the fiscal years ended June 30, 2019, 2018 and 2017 is as follows ($000):

Year Ended June 30,	2019	2018	2017
Stock Options and Cash-Based Stock Appreciation Rights	$6,801	$6,605	$5,611
Restricted Share Awards, Restricted Share Units, and Cash-Based Restricted Share Units	9,242	7,850	6,799
Performance Share Awards and Cash Based Performance Share Unit Awards	8,920	5,221	3,626
	$24,963	$19,676	$16,036

The share-based compensation expense is allocated approximately 20% to cost of goods sold and 80% to selling, general and administrative expense in the Consolidated Statements of Earnings, based on the employee classification of the grantee. Share-based compensation expense associated with liability awards was $3.0 million, $4.4 million, and $4.3 million, in the fiscal years ended June 30, 2019, 2018 and 2017, respectively.
Stock Options and Cash-Based Stock Appreciation Rights:
The Company utilized the Black-Scholes valuation model for estimating the fair value of stock option expense. During the fiscal years ended June 30, 2019, 2018 and 2017, the weighted-average fair value of options granted under the stock option plan was $20.66, $14.23 and $8.88, respectively, per option using the following assumptions:

Year Ended June 30,	2019	2018	2017
Risk-free interest rate	2.80%	2.00%	1.43%
Expected volatility	37%	37%	37%
Expected life of options	6.96 years	6.43 years	6.28 years
Dividend yield	None	None	None

The risk-free interest rate is derived from the average U.S. Treasury Note rate during the period, which approximates the rate in effect at the time of grant related to the expected life of the options. The risk-free interest rate shown above is the weighted average rate for all options granted during the fiscal year. Expected volatility is based on the historical volatility of the Company’s common stock over the period commensurate with the expected life of the options. The expected life calculation is based on the observed time to post-vesting exercise and/or forfeitures of options by our employees. The dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no current intention to pay cash dividends in the future. The estimated annualized forfeitures are based on the Company’s historical experience of option pre-vesting cancellations and are estimated at a rate of 16.0%. The Company will record additional expense in future periods if the actual forfeiture rate is lower than estimated, and will adjust expense in future periods if the actual forfeitures are higher than estimated.
Stock option and cash-based stock appreciation rights activity during the fiscal year ended June 30, 2019 was as follows:

	Stock Options		Cash-Based Stock Appreciation Rights
	Number of Shares	Weighted Average Exercise Price	Number of Rights	Weighted Average Exercise Price
Outstanding - July 1, 2018	3,928,708	$20.07	205,448	$22.56
Granted	412,940	$47.61	48,305	$48.56
Exercised	(522,173)	$16.66	(21,562)	$20.45
Forfeited and Expired	(58,192)	$26.29	(4,695)	$31.43
Outstanding - June 30, 2019	3,761,283	$23.47	227,496	$28.09
Exercisable - June 30, 2019	2,348,812	$18.62	89,827	$27.50

As of June 30, 2019, 2018 and 2017, the aggregate intrinsic value of stock options and cash-based stock appreciation rights outstanding and exercisable was $56.4 million, $96.1 million and $69.3 million, respectively. Aggregate intrinsic value represents the total pretax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the year ended June 30, 2019, and the option’s exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2019. This amount varies based on the fair market value of the Company’s stock. The total intrinsic value of stock options and cash-based stock appreciation rights exercised during the fiscal years ended June 30, 2019, 2018, and 2017 was $14.7 million, $14.7 million, and $12.3 million, respectively. As of June 30, 2019, total unrecognized compensation cost related to non-vested stock options and cash-based stock appreciation rights was $13.8 million. This cost is expected to be recognized over a weighted-average period of approximately three years. Outstanding and exercisable stock options at June 30, 2019 were as follows:

	Stock Options and Cash-Based Stock Appreciation Rights Outstanding			Stock Options and Cash-Based Stock Appreciation Rights Exercisable
	Number of	Weighted Average Remaining	Weighted Average	Number of	Weighted Average Remaining	Weighted Average
Range of	Shares or	Contractual Term	Exercise	Shares or	Contractual Term	Exercise
Exercise Prices	Rights	(Years)	Price	Rights	(Years)	Price
$12.07 - $16.97	825,579	3.52	$14.41	720,059	3.28	$14.47
$16.98 - $18.06	799,765	4.52	$17.72	591,237	3.95	$17.68
$18.07 - $21.65	734,900	4.04	$19.24	688,310	3.87	$19.20
$21.66 - $33.75	679,449	7.15	$22.25	309,016	7.02	$22.01
$33.76 - $49.90	949,096	8.62	$41.48	130,017	8.08	$35.82
	3,988,789	5.65	$23.74	2,438,639	4.34	$18.68
Restricted Share Awards, Restricted Share Units, and Cash-Based Restricted Share Unit Awards:
Restricted share awards, restricted share units, and cash-based restricted share unit awards compensation expense was calculated based on the number of shares or units expected to be earned by the grantee multiplied by the stock price at the date of grant (for restricted share awards) or the stock price at the period end date (for cash-based restricted share unit awards), and is being recognized over the vesting period. Generally, the restricted share awards, restricted share units, and cash-based restricted share unit awards have a three- year tranche vesting provision and an estimated forfeiture rate of 4.5%.
Restricted share, restricted share unit, and cash-based restricted share unit activity during the fiscal year ended June 30, 2019, was as follows:

	Restricted Share Awards		Restricted Share Units		Cash-Based Restricted Share Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018	595,519	$24.58	—	$—	117,326	$25.57
Granted	—	$—	177,609	$47.16	30,506	$49.05
Vested	(401,341)	$21.96	—	$—	(68,846)	$22.67
Forfeited	(10,749)	$27.15	(1,872)	$49.90	(1,344)	$35.59
Nonvested - June 30, 2019	183,429	$30.30	175,737	$47.13	77,642	$37.19

As of June 30, 2019, total unrecognized compensation cost related to non-vested restricted share, restricted share unit, and cash-based restricted share unit awards was $9.1 million. This cost is expected to be recognized over a weighted-average period of approximately two years. The restricted share and restricted share unit compensation expense was calculated based on the number of shares expected to be earned, multiplied by the stock price at the date of grant, and is being recognized over the vesting period. The cash-based restricted share unit compensation expense was calculated based on the number of shares expected to be earned, multiplied by the stock price at the period-end date, and is being recognized over the vesting period. The total fair value of the restricted share, restricted share unit, and cash-based restricted share unit awards granted during the years ended June 30, 2019, 2018 and 2017, was $9.9 million, $7.5 million and $7.8 million, respectively. The total fair value of restricted shares and cash-based restricted share unit awards vested was $19.9 million, $17.0 million and $6.2 million during fiscal years 2019, 2018 and 2017, respectively.
Performance Share Awards and Cash-Based Performance Share Unit Awards:
The Compensation Committee of the Board of Directors of the Company has granted certain executive officers and employees performance share awards and performance share unit awards under the Plan. As of June 30, 2019, the Company had outstanding grants covering performance periods ranging from 12 to 36 months. These awards are intended to provide continuing emphasis on specified financial performance goals that the Company considers important contributors to the creation of long-term shareholder value. These awards are payable only if the Company achieves specified levels of financial performance during the performance periods.
The performance share compensation expense was calculated based on the number of shares expected to be earned, multiplied by the stock price at the date of grant, and is being recognized over the vesting period. The cash-based performance share unit compensation expense was calculated based on the number of shares expected to be earned, multiplied by the stock price at the period-end date, and is being recognized over the vesting period. Performance share and cash-based performance share unit award activity relating to the Plan during the year ended June 30, 2019, was as follows:

	Performance Share Awards		Cash-Based Performance Share Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018	382,270	$24.57	17,279	$25.71
Granted	218,583	$38.00	11,943	$44.00
Vested	(100,481)	$17.84	(4,398)	$17.84
Forfeited	(86,721)	$22.24	(600)	$38.77
Nonvested - June 30, 2019	413,651	$36.80	24,224	$37.47
As of June 30, 2019, total unrecognized compensation cost related to non-vested performance share and cash-based performance share unit awards was $5.7 million. This cost is expected to be recognized over a weighted-average period of approximately one year. The total fair value of the performance share and cash-based performance share unit awards granted during the fiscal years ended June 30, 2019, 2018 and 2017 was $10.0 million, $3.8 million and $5.3 million, respectively. The total fair value of performance shares vested during the fiscal years ended June 30, 2019, 2018 and 2017 was $10.5 million, $3.6 million and $5.9 million, respectively.
For our relative Total Shareholder Return (“TSR”) performance-based awards, which are based on market performance of our stock as compared to the Russel 2000 Index, the compensation cost is recognized over the performance period on a straight-line basis net of forfeitures, because the awards vest only at the end of the measurement period and the probability of actual shares expected to be earned is considered in the grant date valuation. As a result, the expense is not adjusted to reflect the actual shares earned. We estimate the fair value of the TSR performance-based awards using the Monte-Carlo simulation model.